Fixed Assets, Net and Advances for Vessels Under Construction and Vessel Acquisition (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Vessel Costs
Balance at the beginning of the period	$ 4,892,047
Additions and vessel acquisition	25,466
Vessel upgrades and other vessel costs	1,655
Depreciation	82,639	$ 80,726
Balance at the end of the period	4,919,168
Accumulated Depreciation
Balance at the beginning of the period	(1,622,344)
Depreciation	(82,639)	$ (80,726)
Balance at the end of the period	(1,704,983)
Net Book Value
Balance at the beginning of the period	3,269,703
Additions and vessel acquisition	25,466
Vessel upgrades and other vessel costs	1,655
Depreciation	(82,639)
Balance at the end of the period	$ 3,214,185